Other assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 169	$ 197	$ 197
Other non-current assets	93	$ 39	27
Total other assets	$ 262		$ 224